Nature of Operations (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Notes And Other Explanatory Information [Abstract]
Accumulated deficit	$ (418,251)	$ (393,416)
Cash and cash equivalents and current investments	$ 32,138